Shareholder Report, Holdings (Details)	May 31, 2026
C000019980 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019980 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.39%
C000019980 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	29.89%
C000019980 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.09%
C000019980 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.53%
C000019980 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	2.21%
C000019980 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	22.01%
C000019980 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.21%
C000019980 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	18.04%
C000019980 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.56%
C000019980 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.06%
C000019980 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000019982 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019982 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.39%
C000019982 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	29.89%
C000019982 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.09%
C000019982 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.53%
C000019982 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	2.21%
C000019982 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	22.01%
C000019982 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.21%
C000019982 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	18.04%
C000019982 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.56%
C000019982 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.06%
C000019982 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000054885 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054885 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.39%
C000054885 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	29.89%
C000054885 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.09%
C000054885 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.53%
C000054885 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	2.21%
C000054885 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	22.01%
C000054885 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.21%
C000054885 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	18.04%
C000054885 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.56%
C000054885 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.06%
C000054885 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000188234 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188234 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.39%
C000188234 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	29.89%
C000188234 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.09%
C000188234 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.53%
C000188234 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	2.21%
C000188234 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	22.01%
C000188234 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.21%
C000188234 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	18.04%
C000188234 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.56%
C000188234 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.06%
C000188234 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000019984 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019984 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.39%
C000019984 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	29.89%
C000019984 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.09%
C000019984 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.53%
C000019984 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	2.21%
C000019984 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	22.01%
C000019984 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.21%
C000019984 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	18.04%
C000019984 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.56%
C000019984 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.06%
C000019984 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000054886 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054886 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.39%
C000054886 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	29.89%
C000054886 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.09%
C000054886 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.53%
C000054886 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	2.21%
C000054886 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	22.01%
C000054886 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.21%
C000054886 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	18.04%
C000054886 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.56%
C000054886 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.06%
C000054886 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000054887 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054887 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.39%
C000054887 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	29.89%
C000054887 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.09%
C000054887 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.53%
C000054887 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	2.21%
C000054887 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	22.01%
C000054887 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.21%
C000054887 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	18.04%
C000054887 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.56%
C000054887 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.06%
C000054887 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000156620 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156620 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.39%
C000156620 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	29.89%
C000156620 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.09%
C000156620 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.53%
C000156620 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	2.21%
C000156620 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	22.01%
C000156620 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.21%
C000156620 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	18.04%
C000156620 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.56%
C000156620 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.06%
C000156620 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000156621 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156621 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.39%
C000156621 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	29.89%
C000156621 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.09%
C000156621 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.53%
C000156621 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	2.21%
C000156621 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	22.01%
C000156621 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.21%
C000156621 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	18.04%
C000156621 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.56%
C000156621 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.06%
C000156621 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000156622 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156622 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.39%
C000156622 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	29.89%
C000156622 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.09%
C000156622 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.53%
C000156622 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	2.21%
C000156622 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	22.01%
C000156622 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.21%
C000156622 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	18.04%
C000156622 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.56%
C000156622 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.06%
C000156622 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000019975 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019975 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.72%
C000019975 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.28%
C000019975 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.03%
C000019975 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.24%
C000019975 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	84.43%
C000019975 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	13.30%
C000019977 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019977 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.72%
C000019977 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.28%
C000019977 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.03%
C000019977 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.24%
C000019977 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	84.43%
C000019977 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	13.30%
C000054882 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054882 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.72%
C000054882 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.28%
C000054882 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.03%
C000054882 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.24%
C000054882 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	84.43%
C000054882 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	13.30%
C000188232 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188232 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.72%
C000188232 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.28%
C000188232 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.03%
C000188232 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.24%
C000188232 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	84.43%
C000188232 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	13.30%
C000019979 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019979 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.72%
C000019979 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.28%
C000019979 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.03%
C000019979 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.24%
C000019979 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	84.43%
C000019979 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	13.30%
C000019978 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019978 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.72%
C000019978 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.28%
C000019978 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.03%
C000019978 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.24%
C000019978 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	84.43%
C000019978 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	13.30%
C000054883 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054883 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.72%
C000054883 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.28%
C000054883 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.03%
C000054883 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.24%
C000054883 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	84.43%
C000054883 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	13.30%
C000054884 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054884 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.72%
C000054884 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.28%
C000054884 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.03%
C000054884 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.24%
C000054884 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	84.43%
C000054884 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	13.30%
C000156617 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156617 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.72%
C000156617 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.28%
C000156617 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.03%
C000156617 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.24%
C000156617 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	84.43%
C000156617 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	13.30%
C000156618 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156618 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.72%
C000156618 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.28%
C000156618 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.03%
C000156618 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.24%
C000156618 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	84.43%
C000156618 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	13.30%
C000156619 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156619 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.72%
C000156619 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.28%
C000156619 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.03%
C000156619 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.24%
C000156619 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	84.43%
C000156619 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	13.30%
C000162898 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000162898 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.99%
C000162898 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	35.96%
C000162898 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.45%
C000162898 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.97%
C000162898 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.18%
C000162898 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	19.53%
C000162898 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.85%
C000162898 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	20.27%
C000162898 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.31%
C000162898 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.43%
C000162898 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.05%
C000162898 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000162899 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000162899 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.99%
C000162899 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	35.96%
C000162899 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.45%
C000162899 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.97%
C000162899 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.18%
C000162899 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	19.53%
C000162899 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.85%
C000162899 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	20.27%
C000162899 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.31%
C000162899 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.43%
C000162899 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.05%
C000162899 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000162900 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000162900 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.99%
C000162900 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	35.96%
C000162900 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.45%
C000162900 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.97%
C000162900 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.18%
C000162900 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	19.53%
C000162900 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.85%
C000162900 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	20.27%
C000162900 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.31%
C000162900 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.43%
C000162900 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.05%
C000162900 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000188256 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188256 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.99%
C000188256 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	35.96%
C000188256 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.45%
C000188256 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.97%
C000188256 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.18%
C000188256 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	19.53%
C000188256 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.85%
C000188256 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	20.27%
C000188256 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.31%
C000188256 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.43%
C000188256 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.05%
C000188256 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000162901 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000162901 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.99%
C000162901 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	35.96%
C000162901 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.45%
C000162901 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.97%
C000162901 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.18%
C000162901 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	19.53%
C000162901 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.85%
C000162901 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	20.27%
C000162901 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.31%
C000162901 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.43%
C000162901 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.05%
C000162901 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000162903 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000162903 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.99%
C000162903 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	35.96%
C000162903 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.45%
C000162903 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.97%
C000162903 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.18%
C000162903 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	19.53%
C000162903 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.85%
C000162903 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	20.27%
C000162903 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.31%
C000162903 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.43%
C000162903 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.05%
C000162903 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000162904 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000162904 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.99%
C000162904 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	35.96%
C000162904 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.45%
C000162904 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.97%
C000162904 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.18%
C000162904 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	19.53%
C000162904 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.85%
C000162904 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	20.27%
C000162904 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.31%
C000162904 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.43%
C000162904 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.05%
C000162904 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000162905 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000162905 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.99%
C000162905 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	35.96%
C000162905 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.45%
C000162905 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.97%
C000162905 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.18%
C000162905 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	19.53%
C000162905 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.85%
C000162905 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	20.27%
C000162905 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.31%
C000162905 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.43%
C000162905 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.05%
C000162905 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000162906 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000162906 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.99%
C000162906 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	35.96%
C000162906 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.45%
C000162906 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.97%
C000162906 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.18%
C000162906 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	19.53%
C000162906 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.85%
C000162906 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	20.27%
C000162906 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.31%
C000162906 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.43%
C000162906 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.05%
C000162906 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000055470 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000055470 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.59%
C000055470 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	9.49%
C000055470 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	81.70%
C000055470 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.31%
C000055470 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.15%
C000055470 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.13%
C000055470 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.47%
C000055470 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.76%
C000055470 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000055470 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000055472 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000055472 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.59%
C000055472 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	9.49%
C000055472 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	81.70%
C000055472 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.31%
C000055472 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.15%
C000055472 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.13%
C000055472 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.47%
C000055472 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.76%
C000055472 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000055472 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000055473 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000055473 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.59%
C000055473 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	9.49%
C000055473 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	81.70%
C000055473 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.31%
C000055473 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.15%
C000055473 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.13%
C000055473 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.47%
C000055473 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.76%
C000055473 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000055473 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000188252 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188252 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.59%
C000188252 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	9.49%
C000188252 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	81.70%
C000188252 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.31%
C000188252 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.15%
C000188252 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.13%
C000188252 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.47%
C000188252 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.76%
C000188252 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000188252 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000055474 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000055474 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.59%
C000055474 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	9.49%
C000055474 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	81.70%
C000055474 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.31%
C000055474 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.15%
C000055474 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.13%
C000055474 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.47%
C000055474 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.76%
C000055474 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000055474 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[5]
C000055475 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000055475 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.59%
C000055475 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	9.49%
C000055475 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	81.70%
C000055475 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.31%
C000055475 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.15%
C000055475 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.13%
C000055475 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.47%
C000055475 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.76%
C000055475 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000055475 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[6]
C000055476 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000055476 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.59%
C000055476 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	9.49%
C000055476 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	81.70%
C000055476 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.31%
C000055476 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.15%
C000055476 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.13%
C000055476 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.47%
C000055476 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.76%
C000055476 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000055476 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[7]
C000156647 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156647 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.59%
C000156647 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	9.49%
C000156647 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	81.70%
C000156647 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.31%
C000156647 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.15%
C000156647 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.13%
C000156647 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.47%
C000156647 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.76%
C000156647 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000156647 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[8]
C000156648 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156648 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.59%
C000156648 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	9.49%
C000156648 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	81.70%
C000156648 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.31%
C000156648 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.15%
C000156648 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.13%
C000156648 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.47%
C000156648 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.76%
C000156648 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000156648 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[9]
C000156649 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156649 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.59%
C000156649 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	9.49%
C000156649 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	81.70%
C000156649 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.31%
C000156649 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	1.15%
C000156649 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.13%
C000156649 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.47%
C000156649 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.76%
C000156649 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000156649 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[10]
C000019985 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019985 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	87.60%
C000019985 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.65%
C000019985 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.29%
C000019985 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.00%
C000019985 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	3.27%
C000019985 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.36%
C000019985 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.66%
C000019985 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.01%
C000019985 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.16%
C000019985 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[11]
C000019987 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019987 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	87.60%
C000019987 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.65%
C000019987 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.29%
C000019987 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.00%
C000019987 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	3.27%
C000019987 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.36%
C000019987 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.66%
C000019987 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.01%
C000019987 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.16%
C000019987 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[12]
C000054888 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054888 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	87.60%
C000054888 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.65%
C000054888 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.29%
C000054888 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.00%
C000054888 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	3.27%
C000054888 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.36%
C000054888 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.66%
C000054888 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.01%
C000054888 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.16%
C000054888 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[13]
C000188236 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188236 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	87.60%
C000188236 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.65%
C000188236 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.29%
C000188236 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.00%
C000188236 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	3.27%
C000188236 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.36%
C000188236 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.66%
C000188236 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.01%
C000188236 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.16%
C000188236 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[14]
C000019989 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019989 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	87.60%
C000019989 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.65%
C000019989 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.29%
C000019989 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.00%
C000019989 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	3.27%
C000019989 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.36%
C000019989 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.66%
C000019989 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.01%
C000019989 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.16%
C000019989 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[15]
C000054889 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054889 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	87.60%
C000054889 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.65%
C000054889 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.29%
C000054889 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.00%
C000054889 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	3.27%
C000054889 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.36%
C000054889 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.66%
C000054889 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.01%
C000054889 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.16%
C000054889 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[16]
C000054890 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054890 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	87.60%
C000054890 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.65%
C000054890 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.29%
C000054890 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.00%
C000054890 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	3.27%
C000054890 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.36%
C000054890 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.66%
C000054890 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.01%
C000054890 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.16%
C000054890 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[17]
C000156623 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156623 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	87.60%
C000156623 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.65%
C000156623 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.29%
C000156623 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.00%
C000156623 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	3.27%
C000156623 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.36%
C000156623 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.66%
C000156623 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.01%
C000156623 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.16%
C000156623 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[18]
C000156624 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156624 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	87.60%
C000156624 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.65%
C000156624 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.29%
C000156624 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.00%
C000156624 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	3.27%
C000156624 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.36%
C000156624 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.66%
C000156624 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.01%
C000156624 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.16%
C000156624 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[19]
C000156625 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156625 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	87.60%
C000156625 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.65%
C000156625 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.29%
C000156625 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.00%
C000156625 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	3.27%
C000156625 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.36%
C000156625 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.66%
C000156625 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	2.01%
C000156625 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.16%
C000156625 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[20]
C000020002 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020002 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.17%
C000020002 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	65.59%
C000020002 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	14.06%
C000020002 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.35%
C000020002 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[21]
C000020002 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	3.69%
C000020002 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.45%
C000020002 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.18%
C000020002 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.96%
C000020002 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.34%
C000020002 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000020002 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.17%
C000020004 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020004 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.17%
C000020004 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	65.59%
C000020004 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	14.06%
C000020004 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.35%
C000020004 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[22]
C000020004 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	3.69%
C000020004 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.45%
C000020004 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.18%
C000020004 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.96%
C000020004 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.34%
C000020004 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000020004 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.17%
C000054897 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054897 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.17%
C000054897 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	65.59%
C000054897 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	14.06%
C000054897 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.35%
C000054897 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[23]
C000054897 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	3.69%
C000054897 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.45%
C000054897 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.18%
C000054897 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.96%
C000054897 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.34%
C000054897 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000054897 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.17%
C000188242 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188242 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.17%
C000188242 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	65.59%
C000188242 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	14.06%
C000188242 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.35%
C000188242 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[24]
C000188242 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	3.69%
C000188242 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.45%
C000188242 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.18%
C000188242 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.96%
C000188242 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.34%
C000188242 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000188242 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.17%
C000020001 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020001 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.17%
C000020001 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	65.59%
C000020001 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	14.06%
C000020001 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.35%
C000020001 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[25]
C000020001 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	3.69%
C000020001 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.45%
C000020001 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.18%
C000020001 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.96%
C000020001 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.34%
C000020001 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000020001 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.17%
C000054898 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054898 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.17%
C000054898 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	65.59%
C000054898 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	14.06%
C000054898 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.35%
C000054898 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[26]
C000054898 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	3.69%
C000054898 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.45%
C000054898 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.18%
C000054898 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.96%
C000054898 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.34%
C000054898 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000054898 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.17%
C000054899 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054899 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.17%
C000054899 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	65.59%
C000054899 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	14.06%
C000054899 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.35%
C000054899 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[27]
C000054899 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	3.69%
C000054899 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.45%
C000054899 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.18%
C000054899 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.96%
C000054899 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.34%
C000054899 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000054899 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.17%
C000156632 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156632 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.17%
C000156632 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	65.59%
C000156632 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	14.06%
C000156632 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.35%
C000156632 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[28]
C000156632 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	3.69%
C000156632 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.45%
C000156632 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.18%
C000156632 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.96%
C000156632 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.34%
C000156632 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000156632 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.17%
C000156633 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156633 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.17%
C000156633 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	65.59%
C000156633 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	14.06%
C000156633 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.35%
C000156633 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[29]
C000156633 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	3.69%
C000156633 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.45%
C000156633 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.18%
C000156633 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.96%
C000156633 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.34%
C000156633 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000156633 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.17%
C000156634 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156634 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.17%
C000156634 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	65.59%
C000156634 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	14.06%
C000156634 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.35%
C000156634 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[30]
C000156634 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	3.69%
C000156634 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.45%
C000156634 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.18%
C000156634 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.96%
C000156634 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.34%
C000156634 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.04%
C000156634 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.17%
C000099493 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000099493 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	17.83%
C000099493 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	46.48%
C000099493 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.75%
C000099493 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.59%
C000099493 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[31]
C000099493 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	5.15%
C000099493 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.37%
C000099493 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	17.73%
C000099493 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.60%
C000099493 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.04%
C000099493 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	1.46%
C000099494 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000099494 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	17.83%
C000099494 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	46.48%
C000099494 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.75%
C000099494 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.59%
C000099494 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[32]
C000099494 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	5.15%
C000099494 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.37%
C000099494 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	17.73%
C000099494 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.60%
C000099494 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.04%
C000099494 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	1.46%
C000099495 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000099495 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	17.83%
C000099495 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	46.48%
C000099495 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.75%
C000099495 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.59%
C000099495 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[33]
C000099495 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	5.15%
C000099495 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.37%
C000099495 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	17.73%
C000099495 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.60%
C000099495 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.04%
C000099495 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	1.46%
C000188254 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188254 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	17.83%
C000188254 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	46.48%
C000188254 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.75%
C000188254 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.59%
C000188254 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[34]
C000188254 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	5.15%
C000188254 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.37%
C000188254 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	17.73%
C000188254 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.60%
C000188254 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.04%
C000188254 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	1.46%
C000099496 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000099496 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	17.83%
C000099496 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	46.48%
C000099496 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.75%
C000099496 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.59%
C000099496 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[35]
C000099496 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	5.15%
C000099496 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.37%
C000099496 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	17.73%
C000099496 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.60%
C000099496 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.04%
C000099496 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	1.46%
C000099497 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000099497 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	17.83%
C000099497 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	46.48%
C000099497 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.75%
C000099497 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.59%
C000099497 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[36]
C000099497 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	5.15%
C000099497 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.37%
C000099497 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	17.73%
C000099497 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.60%
C000099497 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.04%
C000099497 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	1.46%
C000099498 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000099498 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	17.83%
C000099498 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	46.48%
C000099498 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.75%
C000099498 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.59%
C000099498 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[37]
C000099498 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	5.15%
C000099498 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.37%
C000099498 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	17.73%
C000099498 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.60%
C000099498 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.04%
C000099498 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	1.46%
C000156650 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156650 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	17.83%
C000156650 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	46.48%
C000156650 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.75%
C000156650 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.59%
C000156650 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[38]
C000156650 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	5.15%
C000156650 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.37%
C000156650 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	17.73%
C000156650 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.60%
C000156650 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.04%
C000156650 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	1.46%
C000156651 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156651 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	17.83%
C000156651 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	46.48%
C000156651 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.75%
C000156651 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.59%
C000156651 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[39]
C000156651 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	5.15%
C000156651 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.37%
C000156651 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	17.73%
C000156651 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.60%
C000156651 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.04%
C000156651 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	1.46%
C000156652 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156652 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	17.83%
C000156652 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	46.48%
C000156652 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	2.75%
C000156652 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.59%
C000156652 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[40]
C000156652 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	5.15%
C000156652 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.37%
C000156652 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	17.73%
C000156652 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.60%
C000156652 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.04%
C000156652 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	1.46%
C000020006 | Asset Total FOF
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020006 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.09%
C000020006 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	8.54%
C000020006 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	14.94%
C000020006 | AssetLord Abbett Investment Trust-Core Plus Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.96%
C000020006 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.79%
C000020006 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.92%
C000020006 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.77%
C000020006 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	2.20%
C000020006 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.60%
C000020006 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	12.62%
C000020006 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.54%
C000020006 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.13%
C000020006 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.38%
C000020006 | AssetLord Abbett Securities Trust-Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.52%
C000020008 | Asset Total FOF
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020008 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.09%
C000020008 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	8.54%
C000020008 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	14.94%
C000020008 | AssetLord Abbett Investment Trust-Core Plus Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.96%
C000020008 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.79%
C000020008 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.92%
C000020008 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.77%
C000020008 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	2.20%
C000020008 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.60%
C000020008 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	12.62%
C000020008 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.54%
C000020008 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.13%
C000020008 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.38%
C000020008 | AssetLord Abbett Securities Trust-Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.52%
C000054900 | Asset Total FOF
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054900 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.09%
C000054900 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	8.54%
C000054900 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	14.94%
C000054900 | AssetLord Abbett Investment Trust-Core Plus Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.96%
C000054900 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.79%
C000054900 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.92%
C000054900 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.77%
C000054900 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	2.20%
C000054900 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.60%
C000054900 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	12.62%
C000054900 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.54%
C000054900 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.13%
C000054900 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.38%
C000054900 | AssetLord Abbett Securities Trust-Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.52%
C000188244 | Asset Total FOF
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188244 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.09%
C000188244 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	8.54%
C000188244 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	14.94%
C000188244 | AssetLord Abbett Investment Trust-Core Plus Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.96%
C000188244 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.79%
C000188244 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.92%
C000188244 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.77%
C000188244 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	2.20%
C000188244 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.60%
C000188244 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	12.62%
C000188244 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.54%
C000188244 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.13%
C000188244 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.38%
C000188244 | AssetLord Abbett Securities Trust-Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.52%
C000020005 | Asset Total FOF
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020005 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.09%
C000020005 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	8.54%
C000020005 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	14.94%
C000020005 | AssetLord Abbett Investment Trust-Core Plus Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.96%
C000020005 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.79%
C000020005 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.92%
C000020005 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.77%
C000020005 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	2.20%
C000020005 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.60%
C000020005 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	12.62%
C000020005 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.54%
C000020005 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.13%
C000020005 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.38%
C000020005 | AssetLord Abbett Securities Trust-Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.52%
C000020009 | Asset Total FOF
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020009 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.09%
C000020009 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	8.54%
C000020009 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	14.94%
C000020009 | AssetLord Abbett Investment Trust-Core Plus Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.96%
C000020009 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.79%
C000020009 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.92%
C000020009 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.77%
C000020009 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	2.20%
C000020009 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.60%
C000020009 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	12.62%
C000020009 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.54%
C000020009 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.13%
C000020009 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.38%
C000020009 | AssetLord Abbett Securities Trust-Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.52%
C000054901 | Asset Total FOF
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054901 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.09%
C000054901 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	8.54%
C000054901 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	14.94%
C000054901 | AssetLord Abbett Investment Trust-Core Plus Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.96%
C000054901 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.79%
C000054901 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.92%
C000054901 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.77%
C000054901 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	2.20%
C000054901 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.60%
C000054901 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	12.62%
C000054901 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.54%
C000054901 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.13%
C000054901 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.38%
C000054901 | AssetLord Abbett Securities Trust-Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.52%
C000054902 | Asset Total FOF
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054902 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.09%
C000054902 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	8.54%
C000054902 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	14.94%
C000054902 | AssetLord Abbett Investment Trust-Core Plus Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.96%
C000054902 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.79%
C000054902 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.92%
C000054902 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.77%
C000054902 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	2.20%
C000054902 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.60%
C000054902 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	12.62%
C000054902 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.54%
C000054902 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.13%
C000054902 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.38%
C000054902 | AssetLord Abbett Securities Trust-Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.52%
C000156635 | Asset Total FOF
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156635 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.09%
C000156635 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	8.54%
C000156635 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	14.94%
C000156635 | AssetLord Abbett Investment Trust-Core Plus Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.96%
C000156635 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.79%
C000156635 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.92%
C000156635 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.77%
C000156635 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	2.20%
C000156635 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.60%
C000156635 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	12.62%
C000156635 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.54%
C000156635 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.13%
C000156635 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.38%
C000156635 | AssetLord Abbett Securities Trust-Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.52%
C000156636 | Asset Total FOF
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156636 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.09%
C000156636 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	8.54%
C000156636 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	14.94%
C000156636 | AssetLord Abbett Investment Trust-Core Plus Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.96%
C000156636 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.79%
C000156636 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.92%
C000156636 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.77%
C000156636 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	2.20%
C000156636 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.60%
C000156636 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	12.62%
C000156636 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.54%
C000156636 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.13%
C000156636 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.38%
C000156636 | AssetLord Abbett Securities Trust-Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.52%
C000156637 | Asset Total FOF
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156637 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.09%
C000156637 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	8.54%
C000156637 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	14.94%
C000156637 | AssetLord Abbett Investment Trust-Core Plus Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.96%
C000156637 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.79%
C000156637 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.92%
C000156637 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.77%
C000156637 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	2.20%
C000156637 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.60%
C000156637 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	12.62%
C000156637 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	13.54%
C000156637 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.13%
C000156637 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	4.38%
C000156637 | AssetLord Abbett Securities Trust-Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	2.52%
C000020010 | Asset Total FOF
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020010 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.04%
C000020010 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	4.55%
C000020010 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	29.49%
C000020010 | AssetLord Abbett Investment Trust-Core Plus Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.04%
C000020010 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.65%
C000020010 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.98%
C000020010 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.63%
C000020010 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	2.51%
C000020010 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.39%
C000020010 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.60%
C000020010 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.81%
C000020010 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.33%
C000020010 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.98%
C000020012 | Asset Total FOF
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020012 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.04%
C000020012 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	4.55%
C000020012 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	29.49%
C000020012 | AssetLord Abbett Investment Trust-Core Plus Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.04%
C000020012 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.65%
C000020012 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.98%
C000020012 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.63%
C000020012 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	2.51%
C000020012 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.39%
C000020012 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.60%
C000020012 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.81%
C000020012 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.33%
C000020012 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.98%
C000054903 | Asset Total FOF
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054903 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.04%
C000054903 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	4.55%
C000054903 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	29.49%
C000054903 | AssetLord Abbett Investment Trust-Core Plus Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.04%
C000054903 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.65%
C000054903 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.98%
C000054903 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.63%
C000054903 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	2.51%
C000054903 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.39%
C000054903 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.60%
C000054903 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.81%
C000054903 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.33%
C000054903 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.98%
C000188246 | Asset Total FOF
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188246 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.04%
C000188246 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	4.55%
C000188246 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	29.49%
C000188246 | AssetLord Abbett Investment Trust-Core Plus Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.04%
C000188246 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.65%
C000188246 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.98%
C000188246 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.63%
C000188246 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	2.51%
C000188246 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.39%
C000188246 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.60%
C000188246 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.81%
C000188246 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.33%
C000188246 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.98%
C000020014 | Asset Total FOF
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020014 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.04%
C000020014 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	4.55%
C000020014 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	29.49%
C000020014 | AssetLord Abbett Investment Trust-Core Plus Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.04%
C000020014 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.65%
C000020014 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.98%
C000020014 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.63%
C000020014 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	2.51%
C000020014 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.39%
C000020014 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.60%
C000020014 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.81%
C000020014 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.33%
C000020014 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.98%
C000054904 | Asset Total FOF
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054904 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.04%
C000054904 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	4.55%
C000054904 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	29.49%
C000054904 | AssetLord Abbett Investment Trust-Core Plus Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.04%
C000054904 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.65%
C000054904 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.98%
C000054904 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.63%
C000054904 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	2.51%
C000054904 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.39%
C000054904 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.60%
C000054904 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.81%
C000054904 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.33%
C000054904 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.98%
C000054905 | Asset Total FOF
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054905 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.04%
C000054905 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	4.55%
C000054905 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	29.49%
C000054905 | AssetLord Abbett Investment Trust-Core Plus Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.04%
C000054905 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.65%
C000054905 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.98%
C000054905 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.63%
C000054905 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	2.51%
C000054905 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.39%
C000054905 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.60%
C000054905 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.81%
C000054905 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.33%
C000054905 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.98%
C000156638 | Asset Total FOF
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156638 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.04%
C000156638 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	4.55%
C000156638 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	29.49%
C000156638 | AssetLord Abbett Investment Trust-Core Plus Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.04%
C000156638 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.65%
C000156638 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.98%
C000156638 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.63%
C000156638 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	2.51%
C000156638 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.39%
C000156638 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.60%
C000156638 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.81%
C000156638 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.33%
C000156638 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.98%
C000156639 | Asset Total FOF
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156639 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.04%
C000156639 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	4.55%
C000156639 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	29.49%
C000156639 | AssetLord Abbett Investment Trust-Core Plus Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.04%
C000156639 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.65%
C000156639 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.98%
C000156639 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.63%
C000156639 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	2.51%
C000156639 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.39%
C000156639 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.60%
C000156639 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.81%
C000156639 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.33%
C000156639 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.98%
C000156640 | Asset Total FOF
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156640 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.04%
C000156640 | AssetLord Abbett Affiliated Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	4.55%
C000156640 | AssetLord Abbett Investment Trust-Core Fixed Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	29.49%
C000156640 | AssetLord Abbett Investment Trust-Core Plus Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	15.04%
C000156640 | AssetLord Abbett Investment Trust-High Yield Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.65%
C000156640 | AssetLord Abbett Investment Trust-Short Duration Income Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.98%
C000156640 | AssetLord Abbett Investment Trust-Ultra Short Bond Fund - Class I
Holdings [Line Items]
Percent of Total Investments	1.63%
C000156640 | AssetLord Abbett Private Credit Fund
Holdings [Line Items]
Percent of Total Investments	2.51%
C000156640 | AssetLord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.39%
C000156640 | AssetLord Abbett Securities Trust-Fundamental Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	8.60%
C000156640 | AssetLord Abbett Securities Trust-Growth Leaders Fund - Class I
Holdings [Line Items]
Percent of Total Investments	7.81%
C000156640 | AssetLord Abbett Securities Trust-International Equity Fund - Class I
Holdings [Line Items]
Percent of Total Investments	5.33%
C000156640 | AssetLord Abbett Securities Trust-International Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	3.98%
C000180461 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000180461 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.85%
C000180461 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	43.38%
C000180461 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.88%
C000180461 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.95%
C000180461 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.88%
C000180461 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	4.06%
C000180461 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.19%
C000180461 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	19.58%
C000180461 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.69%
C000180461 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000180461 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000180461 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	0.43%
C000180462 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000180462 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.85%
C000180462 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	43.38%
C000180462 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.88%
C000180462 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.95%
C000180462 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.88%
C000180462 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	4.06%
C000180462 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.19%
C000180462 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	19.58%
C000180462 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.69%
C000180462 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000180462 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000180462 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	0.43%
C000180463 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000180463 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.85%
C000180463 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	43.38%
C000180463 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.88%
C000180463 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.95%
C000180463 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.88%
C000180463 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	4.06%
C000180463 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.19%
C000180463 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	19.58%
C000180463 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.69%
C000180463 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000180463 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000180463 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	0.43%
C000180464 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000180464 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.85%
C000180464 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	43.38%
C000180464 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.88%
C000180464 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.95%
C000180464 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.88%
C000180464 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	4.06%
C000180464 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.19%
C000180464 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	19.58%
C000180464 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.69%
C000180464 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000180464 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000180464 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	0.43%
C000180465 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000180465 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.85%
C000180465 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	43.38%
C000180465 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.88%
C000180465 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.95%
C000180465 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.88%
C000180465 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	4.06%
C000180465 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.19%
C000180465 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	19.58%
C000180465 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.69%
C000180465 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000180465 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000180465 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	0.43%
C000180467 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000180467 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.85%
C000180467 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	43.38%
C000180467 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.88%
C000180467 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.95%
C000180467 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.88%
C000180467 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	4.06%
C000180467 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.19%
C000180467 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	19.58%
C000180467 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.69%
C000180467 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000180467 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000180467 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	0.43%
C000180468 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000180468 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.85%
C000180468 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	43.38%
C000180468 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.88%
C000180468 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.95%
C000180468 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.88%
C000180468 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	4.06%
C000180468 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.19%
C000180468 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	19.58%
C000180468 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.69%
C000180468 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000180468 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000180468 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	0.43%
C000180469 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000180469 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.85%
C000180469 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	43.38%
C000180469 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.88%
C000180469 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.95%
C000180469 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.88%
C000180469 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	4.06%
C000180469 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.19%
C000180469 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	19.58%
C000180469 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.69%
C000180469 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000180469 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000180469 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	0.43%
C000180470 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000180470 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.85%
C000180470 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	43.38%
C000180470 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.88%
C000180470 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.95%
C000180470 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.88%
C000180470 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	4.06%
C000180470 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.19%
C000180470 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	19.58%
C000180470 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.69%
C000180470 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000180470 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000180470 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	0.43%
C000019992 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019992 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	20.54%
C000019992 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	51.57%
C000019992 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	5.38%
C000019992 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.21%
C000019992 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[41]
C000019992 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	5.09%
C000019992 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.68%
C000019992 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.86%
C000019992 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.04%
C000019992 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.09%
C000019992 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000019992 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.05%
C000019992 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	0.48%
C000019994 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019994 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	20.54%
C000019994 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	51.57%
C000019994 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	5.38%
C000019994 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.21%
C000019994 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[42]
C000019994 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	5.09%
C000019994 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.68%
C000019994 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.86%
C000019994 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.04%
C000019994 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.09%
C000019994 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000019994 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.05%
C000019994 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	0.48%
C000054891 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054891 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	20.54%
C000054891 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	51.57%
C000054891 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	5.38%
C000054891 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.21%
C000054891 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[43]
C000054891 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	5.09%
C000054891 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.68%
C000054891 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.86%
C000054891 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.04%
C000054891 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.09%
C000054891 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000054891 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.05%
C000054891 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	0.48%
C000188238 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188238 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	20.54%
C000188238 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	51.57%
C000188238 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	5.38%
C000188238 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.21%
C000188238 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[44]
C000188238 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	5.09%
C000188238 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.68%
C000188238 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.86%
C000188238 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.04%
C000188238 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.09%
C000188238 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000188238 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.05%
C000188238 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	0.48%
C000019991 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019991 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	20.54%
C000019991 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	51.57%
C000019991 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	5.38%
C000019991 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.21%
C000019991 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[45]
C000019991 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	5.09%
C000019991 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.68%
C000019991 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.86%
C000019991 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.04%
C000019991 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.09%
C000019991 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000019991 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.05%
C000019991 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	0.48%
C000054892 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054892 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	20.54%
C000054892 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	51.57%
C000054892 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	5.38%
C000054892 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.21%
C000054892 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[46]
C000054892 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	5.09%
C000054892 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.68%
C000054892 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.86%
C000054892 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.04%
C000054892 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.09%
C000054892 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000054892 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.05%
C000054892 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	0.48%
C000054893 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054893 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	20.54%
C000054893 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	51.57%
C000054893 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	5.38%
C000054893 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.21%
C000054893 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[47]
C000054893 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	5.09%
C000054893 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.68%
C000054893 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.86%
C000054893 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.04%
C000054893 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.09%
C000054893 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000054893 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.05%
C000054893 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	0.48%
C000156626 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156626 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	20.54%
C000156626 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	51.57%
C000156626 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	5.38%
C000156626 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.21%
C000156626 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[48]
C000156626 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	5.09%
C000156626 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.68%
C000156626 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.86%
C000156626 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.04%
C000156626 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.09%
C000156626 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000156626 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.05%
C000156626 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	0.48%
C000156627 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156627 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	20.54%
C000156627 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	51.57%
C000156627 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	5.38%
C000156627 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.21%
C000156627 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[49]
C000156627 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	5.09%
C000156627 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.68%
C000156627 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.86%
C000156627 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.04%
C000156627 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.09%
C000156627 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000156627 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.05%
C000156627 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	0.48%
C000156628 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156628 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	20.54%
C000156628 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	51.57%
C000156628 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	5.38%
C000156628 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	2.21%
C000156628 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[50]
C000156628 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	5.09%
C000156628 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.68%
C000156628 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.86%
C000156628 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.04%
C000156628 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.09%
C000156628 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000156628 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.05%
C000156628 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	0.48%
C000173880 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000173880 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	23.91%
C000173880 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	51.81%
C000173880 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.02%
C000173880 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.38%
C000173880 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.41%
C000173880 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	2.46%
C000173880 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.29%
C000173880 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.08%
C000173880 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000173880 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	11.63%
C000213736 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000213736 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	23.91%
C000213736 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	51.81%
C000213736 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.02%
C000213736 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.38%
C000213736 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.41%
C000213736 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	2.46%
C000213736 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.29%
C000213736 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.08%
C000213736 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000213736 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	11.63%
C000173881 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000173881 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	23.91%
C000173881 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	51.81%
C000173881 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.02%
C000173881 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.38%
C000173881 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.41%
C000173881 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	2.46%
C000173881 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.29%
C000173881 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.08%
C000173881 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000173881 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	11.63%
C000188258 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188258 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	23.91%
C000188258 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	51.81%
C000188258 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.02%
C000188258 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.38%
C000188258 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.41%
C000188258 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	2.46%
C000188258 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.29%
C000188258 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.08%
C000188258 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000188258 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	11.63%
C000173882 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000173882 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	23.91%
C000173882 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	51.81%
C000173882 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.02%
C000173882 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.38%
C000173882 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.41%
C000173882 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	2.46%
C000173882 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.29%
C000173882 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.08%
C000173882 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000173882 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	11.63%
C000173883 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000173883 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	23.91%
C000173883 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	51.81%
C000173883 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.02%
C000173883 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.38%
C000173883 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.41%
C000173883 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	2.46%
C000173883 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.29%
C000173883 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.08%
C000173883 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000173883 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	11.63%
C000173884 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000173884 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	23.91%
C000173884 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	51.81%
C000173884 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.02%
C000173884 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.38%
C000173884 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.41%
C000173884 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	2.46%
C000173884 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.29%
C000173884 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.08%
C000173884 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.01%
C000173884 | AssetCommercial Paper
Holdings [Line Items]
Percent of Total Investments	11.63%
C000019995 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019995 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.30%
C000019995 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	33.89%
C000019995 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.36%
C000019995 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.39%
C000019995 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.70%
C000019995 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	21.54%
C000019995 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.03%
C000019995 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	18.69%
C000019995 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.83%
C000019995 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.23%
C000019995 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.03%
C000019995 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000019997 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019997 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.30%
C000019997 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	33.89%
C000019997 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.36%
C000019997 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.39%
C000019997 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.70%
C000019997 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	21.54%
C000019997 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.03%
C000019997 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	18.69%
C000019997 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.83%
C000019997 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.23%
C000019997 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.03%
C000019997 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000054894 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054894 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.30%
C000054894 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	33.89%
C000054894 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.36%
C000054894 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.39%
C000054894 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.70%
C000054894 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	21.54%
C000054894 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.03%
C000054894 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	18.69%
C000054894 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.83%
C000054894 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.23%
C000054894 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.03%
C000054894 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000188241 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188241 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.30%
C000188241 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	33.89%
C000188241 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.36%
C000188241 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.39%
C000188241 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.70%
C000188241 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	21.54%
C000188241 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.03%
C000188241 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	18.69%
C000188241 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.83%
C000188241 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.23%
C000188241 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.03%
C000188241 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000019999 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019999 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.30%
C000019999 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	33.89%
C000019999 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.36%
C000019999 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.39%
C000019999 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.70%
C000019999 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	21.54%
C000019999 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.03%
C000019999 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	18.69%
C000019999 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.83%
C000019999 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.23%
C000019999 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.03%
C000019999 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000019998 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019998 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.30%
C000019998 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	33.89%
C000019998 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.36%
C000019998 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.39%
C000019998 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.70%
C000019998 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	21.54%
C000019998 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.03%
C000019998 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	18.69%
C000019998 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.83%
C000019998 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.23%
C000019998 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.03%
C000019998 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000054895 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054895 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.30%
C000054895 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	33.89%
C000054895 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.36%
C000054895 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.39%
C000054895 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.70%
C000054895 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	21.54%
C000054895 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.03%
C000054895 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	18.69%
C000054895 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.83%
C000054895 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.23%
C000054895 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.03%
C000054895 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000054896 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054896 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.30%
C000054896 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	33.89%
C000054896 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.36%
C000054896 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.39%
C000054896 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.70%
C000054896 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	21.54%
C000054896 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.03%
C000054896 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	18.69%
C000054896 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.83%
C000054896 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.23%
C000054896 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.03%
C000054896 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000156629 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156629 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.30%
C000156629 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	33.89%
C000156629 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.36%
C000156629 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.39%
C000156629 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.70%
C000156629 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	21.54%
C000156629 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.03%
C000156629 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	18.69%
C000156629 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.83%
C000156629 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.23%
C000156629 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.03%
C000156629 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000156630 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156630 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.30%
C000156630 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	33.89%
C000156630 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.36%
C000156630 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.39%
C000156630 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.70%
C000156630 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	21.54%
C000156630 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.03%
C000156630 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	18.69%
C000156630 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.83%
C000156630 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.23%
C000156630 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.03%
C000156630 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000156631 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000156631 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	10.30%
C000156631 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	33.89%
C000156631 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.36%
C000156631 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.39%
C000156631 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.70%
C000156631 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	21.54%
C000156631 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.03%
C000156631 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	18.69%
C000156631 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.83%
C000156631 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.23%
C000156631 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.03%
C000156631 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%

[1]	Amount is less than 0.01%
[2]	Amount is less than 0.01%
[3]	Amount is less than 0.01%
[4]	Amount is less than 0.01%
[5]	Amount is less than 0.01%
[6]	Amount is less than 0.01%
[7]	Amount is less than 0.01%
[8]	Amount is less than 0.01%
[9]	Amount is less than 0.01%
[10]	Amount is less than 0.01%
[11]	Amount is less than 0.01%
[12]	Amount is less than 0.01%
[13]	Amount is less than 0.01%
[14]	Amount is less than 0.01%
[15]	Amount is less than 0.01%
[16]	Amount is less than 0.01%
[17]	Amount is less than 0.01%
[18]	Amount is less than 0.01%
[19]	Amount is less than 0.01%
[20]	Amount is less than 0.01%
[21]	Amount is less than 0.01%
[22]	Amount is less than 0.01%
[23]	Amount is less than 0.01%
[24]	Amount is less than 0.01%
[25]	Amount is less than 0.01%
[26]	Amount is less than 0.01%
[27]	Amount is less than 0.01%
[28]	Amount is less than 0.01%
[29]	Amount is less than 0.01%
[30]	Amount is less than 0.01%
[31]	Amount is less than 0.01%
[32]	Amount is less than 0.01%
[33]	Amount is less than 0.01%
[34]	Amount is less than 0.01%
[35]	Amount is less than 0.01%
[36]	Amount is less than 0.01%
[37]	Amount is less than 0.01%
[38]	Amount is less than 0.01%
[39]	Amount is less than 0.01%
[40]	Amount is less than 0.01%
[41]	Amount is less than 0.01%
[42]	Amount is less than 0.01%
[43]	Amount is less than 0.01%
[44]	Amount is less than 0.01%
[45]	Amount is less than 0.01%
[46]	Amount is less than 0.01%
[47]	Amount is less than 0.01%
[48]	Amount is less than 0.01%
[49]	Amount is less than 0.01%
[50]	Amount is less than 0.01%